Significant Accounting Policies (Details)		6 Months Ended		12 Months Ended
	Jul. 09, 2007 USD ($)	Jun. 30, 2026 USD ($) m² Segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 MYR (RM) m²
Significant Accounting Policies [Line Items]
Deposits		$ 61,244			RM 250,000
Allowance for credit loss		652,354		$ 663,748
Inventory write-down
Square meters of land (in Square Meters) | m²		7,967.24			7,967.24
Term of the land		99 years
Consideration of land	$ 361,000
Impairment loss
Recognized goodwill impairment				196,174
Warranty amount		102,540
Products amount		717,177
Unrecognized benefits
Recognized income tax positions percentage		50.00%
operating segment (in Segment) | Segment		1
Reportable segments (in Segment) | Segment		1
MDIC [Member]
Significant Accounting Policies [Line Items]
Insured limit		$ 976,398		$ 1,284,530
Minimum [Member]
Significant Accounting Policies [Line Items]
Warranty periods		6 months			6 months
Maximum [Member]
Significant Accounting Policies [Line Items]
Warranty periods		49 months			49 months
Product and Service [Member]
Significant Accounting Policies [Line Items]
Deferred revenue recognized		$ 1,385,885	$ 2,777,141